financial instruments - Derivative gains and losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Derivative assets
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ (308)	$ 30	$ (306)	$ 240
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(325)	67	(317)	204
Derivative assets | Currency risk
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(343)	29	(323)	234
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(326)	66	(320)	202
Derivative assets | Other market risk
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	35	1	17	6
Gain (loss) reclassified from other comprehensive income to income (effective portion)	1	1	3	2
Derivatives held for hedging | Currency risk related to purchases | U.S. Dollars | Goods and services purchased
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(24)	5	(23)	15
Gain (loss) reclassified from other comprehensive income to income (effective portion)	1	4	7	4
Derivatives held for hedging | Currency risk related to long-term debt | U.S. Dollars | Financing costs
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(268)	12	(228)	182
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(328)	56	(333)	187
Spread included in fair value of derivative instruments	8	(23)	(8)	(44)
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Financing costs
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(51)	12	(72)	37
Gain (loss) reclassified from other comprehensive income to income (effective portion)	1	6	6	11
Derivatives held for hedging | Currency risk related to investment in a foreign operation | U.S. Dollars | Financing costs
financial instruments
Spread included in fair value of derivative instruments	0	0	0	0
Derivatives held for hedging | Other market risk | Financing costs
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)		1	(2)	6
Gain (loss) reclassified from other comprehensive income to income (effective portion)	1	1	1	2
Derivatives held for trading | Currency risk | Financing costs
financial instruments
Gain (loss) on derivatives recognized in income	(1)	(5)		(6)
Virtual power purchase agreements unrealized change in forward element | Financing costs
financial instruments
Gain (loss) on derivatives recognized in income		$ (37)		$ (103)
Cash flow hedges | Derivative assets | Currency risk related to long-term debt | U.S. Dollars
financial instruments
Spread included in fair value of derivative instruments			(30)		$ (22)
Cash flow hedges | Derivative assets | Currency risk related to long-term debt | European euro
financial instruments
Spread included in fair value of derivative instruments			2		$ 2
Cash flow hedges | Derivatives held for hedging
financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items			0
Cash flow hedges | Derivatives held for hedging | Other market risk | Goods and services purchased
financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	35		19
Gain (loss) reclassified from other comprehensive income to income (effective portion)			2
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 2		$ 3